Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Pension Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 32,808	$ 30,359	$ 27,056
Interest cost	17,995	20,119	18,039
Expected return on plan assets	(25,749)	(24,308)	(20,761)
Prior service cost	234	294	334
Net actuarial losses recognized	16,759	13,890	13,222
Curtailment/settlement (gains) losses	87
Net Pension Cost	42,134	40,354	37,890
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,061	4,611	4,375
Interest cost	5,070	7,184	7,382
Expected return on plan assets	(7,571)	(8,611)	(8,411)
Prior service cost	(2)	39	19
Net actuarial losses recognized	1,739	2,004	2,448
Curtailment/settlement (gains) losses	57		44
Net Pension Cost	$ 3,354	$ 5,227	$ 5,857